SUBSEQUENT EVENTS (RESTATED) (Details)					1 Months Ended	12 Months Ended
	May 06, 2026 USD ($) item $ / shares shares	Apr. 06, 2026	Feb. 24, 2026 USD ($) $ / shares shares	Jan. 12, 2026 USD ($)	Apr. 30, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares	Mar. 13, 2026 USD ($)	Dec. 23, 2025 USD ($)	May 20, 2025 USD ($)
SUBSEQUENT EVENTS (RESTATED)
Shares exercised | shares						5,884	600
Par value per share | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from shares exercised						$ 14,808	$ 3,000
Carrying value of notes net of unamortized debt discount						$ 6,123,992	$ 3,462,515	$ 7,308,988
Reverse stock split		0.025
Series A-4 Preferred Stock
SUBSEQUENT EVENTS (RESTATED)
Estimated fair value per share | $ / shares						$ 19
NeoLync Holdings, Ltd, Term Loan
SUBSEQUENT EVENTS (RESTATED)
Debt instrument face amount										$ 1,500,000
Debt instrument rate										12.00%
Neolync, Senior convertible promissory note
SUBSEQUENT EVENTS (RESTATED)
Debt instrument face amount									$ 750,000		$ 1,500,000
Debt instrument rate									8.00%		12.00%
Subsequent event
SUBSEQUENT EVENTS (RESTATED)
Reverse stock split		0.04
Subsequent event | Series A-4 Preferred Stock
SUBSEQUENT EVENTS (RESTATED)
Shares exercised | shares			64,854
Par value per share | $ / shares			$ 0.0001
Proceeds from shares exercised			$ 161
Subsequent event | NeoLync Holdings, Ltd, Term Loan
SUBSEQUENT EVENTS (RESTATED)
Proceeds from loan agreement				$ 1,000,000
Subsequent event | NCH Ventures, LLC, Convertible Promissory Note
SUBSEQUENT EVENTS (RESTATED)
Debt instrument face amount									$ 750,000
Debt instrument rate									8.00%
Subsequent event | Evergreen Capital Management, LLC, Convertible Promissory Note
SUBSEQUENT EVENTS (RESTATED)
Proceeds from loan agreement	$ 1,000,000
Debt instrument face amount	$ 1,200,000
Debt instrument rate	10.00%
Original discount rate	15.00%
Number of shares issued as equity kicker shares | shares	100,000				100,000
Fair value of equity kicker shares issued recorded as debt discount	$ 825,000
Estimated fair value per share | $ / shares	$ 8.25
Debt discount	$ 825,000
Carrying value of notes net of unamortized debt discount	175,000
Unamortized debt discount	$ 825,000
Convertible warrants, number of shares | item	178,253
Warrant coverage (in percentage)	125.00%